Expense Example, No Redemption - S000010777 [Member]	Mar. 31, 2025 USD ($)
C000122569 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 38
Expense Example, No Redemption, 3 Years	152
Expense Example, No Redemption, 5 Years	276
Expense Example, No Redemption, 10 Years	638
C000254316 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	303
Expense Example, No Redemption, 10 Years	692
C000029788 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	346
Expense Example, No Redemption, 5 Years	535
Expense Example, No Redemption, 10 Years	1,082
C000029790 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	735
Expense Example, No Redemption, 10 Years	1,476
C000029791 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	303
Expense Example, No Redemption, 10 Years	692
C000079024 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	38
Expense Example, No Redemption, 3 Years	143
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	$ 593